Major Group Investments - Direct and Indirect - Schedule of Major Group Investments - Direct and Indirect (Detail) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Carrying value in holding company shares	R 42,931.4	R 42,931.4
Carrying value in holding company loans	R (9,316.9)	R (8,409.6)
Abosso Goldfields Limited [member] | Class a shares [member]
Disclosure of subsidiaries [line items]
Shares held	49,734,000	49,734,000
Group beneficial interest	90.00%	90.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R 0.0	R 0.0
Abosso Goldfields Limited [member] | Class B Shares [Member]
Disclosure of subsidiaries [line items]
Shares held	4,266,000	4,266,000
Group beneficial interest	90.00%	90.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R 0.0	R 0.0
Agnew Gold Mining Company Proprietary Limited [member]
Disclosure of subsidiaries [line items]
Shares held	54,924,757	54,924,757
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R 0.0	R 0.0
Beatrix Mines Limited [member]
Disclosure of subsidiaries [line items]
Shares held	96,549,020	96,549,020
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 206.8	R 206.8
Carrying value in holding company loans	R 0.0	R 0.0
Beatrix Mining Ventures Limited [member]
Disclosure of subsidiaries [line items]
Shares held	9,625,001	9,625,001
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 120.4	R 120.4
Carrying value in holding company loans	R (136.8)	R (136.8)
Darlot Mining Company Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Shares held	1	1
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R 0.0	R 0.0
Driefontein Consolidated (Pty) Ltd [member]
Disclosure of subsidiaries [line items]
Shares held	1,000	1,000
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R (13.1)	R (13.1)
GFI Joint Venture Holdings (Proprietary) Limited [Member]
Disclosure of subsidiaries [line items]
Shares held	311,668,564	311,668,564
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R (0.4)	R (0.4)
GFL Mining Services Limited [Member]
Disclosure of subsidiaries [line items]
Shares held	235,676,387	235,676,387
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 18,790.5	R 18,790.5
Carrying value in holding company loans	R (8,331.2)	R (8,004.2)
Gold Fields Ghana Limited [member]
Disclosure of subsidiaries [line items]
Shares held	900	900
Group beneficial interest	90.00%	90.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R 0.0	R 0.0
Gold Fields Group Services (Pty) Ltd [member]
Disclosure of subsidiaries [line items]
Shares held	1	1
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R (224.8)	R 355.5
Gold Fields Holdings Company BVI Limited [Member]
Disclosure of subsidiaries [line items]
Shares held	4,084	4,084
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R 0.0	R 0.0
Gold Fields La Cima SA [member]
Disclosure of subsidiaries [line items]
Shares held	1,426,050,205	1,426,050,205
Group beneficial interest	99.50%	99.50%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R 0.0	R 0.0
Gold Fields Operations Limited [Member]
Disclosure of subsidiaries [line items]
Shares held	156,279,947	156,279,947
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R (0.4)	R (0.4)
Gold Fields Orogen Holdings (BVI) Ltd [Member]
Disclosure of subsidiaries [line items]
Shares held	356	356
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R 0.0	R 0.0
Gruyere Mining Company Pty Ltd [member]
Disclosure of subsidiaries [line items]
Shares held	1	1
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R 0.0	R 0.0
GSM Mining Company Pty Ltd [member]
Disclosure of subsidiaries [line items]
Shares held	1	1
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R 0.0	R 0.0
Kloof Gold Mining Company Ltd [member]
Disclosure of subsidiaries [line items]
Shares held	138,600,000	138,600,000
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 602.8	R 602.8
Carrying value in holding company loans	R (610.2)	R (610.2)
Newshelf 899 (Pty) Ltd [member]
Disclosure of subsidiaries [line items]
Shares held	90,000,000	90,000,000
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 23,210.9	R 23,210.9
Carrying value in holding company loans	R 0.0	R 0.0
St Ives Gold Mining Company Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Shares held	281,051,329	281,051,329
Group beneficial interest	100.00%	100.00%
Carrying value in holding company shares	R 0.0	R 0.0
Carrying value in holding company loans	R 0.0	R 0.0